Variable Interest Entities - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Jun. 30, 2020 USD ($)
ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2020	$ 8,620
2021	17,100
2022	17,100
2023	17,100
2024	12,884
2025+	0
ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2020	8,620
2021	17,100
2022	17,100
2023	17,100
2024	15,695
2025+	0
ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2020	8,620
2021	17,100
2022	17,100
2023	17,100
2024	15,695
2025+	0
ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2020	8,620
2021	17,100
2022	17,100
2023	17,100
2024	17,147
2025+	1,452
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2020	9,042
2021	17,624
2022	17,068
2023	16,511
2024	15,963
2025+	12,869
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2020	6,802
2021	13,717
2022	13,717
2023	13,754
2024	13,717
2025+	13,717
COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2020	4,928
2021	9,814
2022	9,849
2023	9,874
2024	9,908
2025+	22,348
CSSC | Hilli
Variable Interest Entity [Line Items]
2020	50,714
2021	99,480
2022	96,484
2023	93,559
2024	90,491
2025+	273,427
CSSC | Golar Viking
Variable Interest Entity [Line Items]
2020	89,824
2021	0
2022	0
2023	0
2024	0
2025+	0
AVIC Agreement | Golar Bear
Variable Interest Entity [Line Items]
2020	7,068
2021	13,806
2022	13,385
2023	12,963
2024	12,551
2025+	$ 26,139